CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 132,807,294	¥ 860,299,088	¥ 726,196,922	¥ 189,491,964
Other comprehensive income:
Unrealized gain/(loss) on available-for-sale securities	(63,684)	(412,529)	¥ (5,629,905)	¥ 6,042,434
Exchange loss on warrant liability	(609,833)	(3,950,373)
Foreign currency translation adjustments	782,811	5,070,890	¥ 4,634,500	¥ 6,590,629
Comprehensive income	132,916,588	861,007,076	725,201,517	202,125,027
Less: comprehensive income attributable to non-controlling interests	649,466	4,207,112	851,167	1,480,139
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 132,267,122	¥ 856,799,964	¥ 724,350,350	¥ 200,644,888